Liquidity and Going Concern (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 10, 2015	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in Accounting Estimate [Line Items]
Net loss			$ (6,395,533)	$ (2,433,614)	$ (8,842,852)	$ (3,406,512)	$ (7,917,853)	$ (4,044,971)
Net cash used for operating activities					5,305,609	2,514,095	7,662,019	2,851,218
Net cash used in investing activities					35,154	13,502	(1,452,476)	8,718
Net cash provided by financing activities					11,047,148	3,300,997	7,332,432	2,792,993
Cash and cash equivalents			7,183,528	$ 1,127,654	7,183,528	$ 1,127,654	1,477,143	354,254	$ 421,197
Accumulated deficit			$ 51,339,315		51,339,315		$ 24,550,308	$ 13,972,552
Private placement value					$ 11,714,498
Private placement price per share			$ .75		$ .75
Common stock, par value			.01		.01		$ 0.01	$ 0.01
Warrant price			$ 1.50		$ 1.50
Private Placement [Member]
Change in Accounting Estimate [Line Items]
Private placement value	$ 6,718,751	$ 4,995,749
Private Placement [Member] | Series E Preferred Stock [Member]
Change in Accounting Estimate [Line Items]
Private placement value	2,500,000
Escrow funds	$ 3,500,000